Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Useful Lives within Property Classification	The lives used for the items within each property classification are as follows:

Classification	Years
Buildings	15 - 35
Machinery and equipment	3 - 10

Schedule of Supplemental Cash Flow Information

Supplemental Cash Flow Information –The amounts paid for income taxes, interest and non-cash investing and financing activities were as follows:

	Years Ended January 31,
(in thousands)	2013	2012	2011
Income taxes	$20,234	$18,616	$20,165
Interest	3,972	1,795	1,676
Noncash investing and financing activities:
Accrued capital additions	1,896	3,537	1,479
Deferred debt issuance costs	—	1,716	—
Capital lease obligations	—	300	—